Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

NOTE 12 – LEASES

The Company has various operating leases for office space and photocopiers. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company as quoted by the BLR ranged from 5.25% to 6.13% and 5.25% to 6.13% as of December 31, 2025 and June 30, 2026, respectively.

As of December 31, 2025 and June 30, 2026, the right-of-use assets totaled $94,573 and $53,193, respectively.

As of December 31, 2025 and June 30, 2026, lease liabilities consist of the following:

	As of December 31,	As of June 30,
	2025	2026

Lease liabilities - current portion	$56,266	$28,395
Lease liabilities - non-current portion	39,177	24,798
Total	$95,443	$53,193

During the six months ended June 30, 2025 and 2026, the Company incurred total operating lease expenses of $51,352 and $44,104, respectively

Other lease information is as follows:

	For the six months ended June 30,
	2025	2026
Weighted-average remaining lease term - operating leases	0.8 year	1.9 year
Weighted-average discount rate - operating leases	6.03%	5.25%

The following is a schedule of future minimum payments under operating leases as of June 30, 2026:

As of June 30,
Within 12 months	$30,462
More than 12 months and within 24 months	25,384
Total lease payments	55,846
Less: imputed interest	(2,653)
Total operating lease liabilities, net of interest	$53,193